Other reserves (Tables)	12 Months Ended
Oct. 31, 2020
Other reserves [Abstract]
Other reserves
		Capital redemption reserve [1]	Merger reserve [2]	Hedging reserve [3]	Total
	Note	$m	$m	$m	$m
As at November 1, 2018		666.3	3,724.4	70.0	4,460.7
Return of Value - share consolidation	25	18.7	-	-	18.7
Return of Value - issue and redemption of B shares	25	1,800.0	(1,800.0)	-	-
Hedge accounting	24	-	-	(122.9)	(122.9)
Current tax movement on hedging		-	-	23.3	23.3
Reallocation of merger reserve		-	(184.6)	-	(184.6)
As at October 31, 2019		2,485.0	1,739.8	(29.6)	4,195.2

As at November 1, 2019		2,485.0	1,739.8	(29.6)	4,195.2
Hedge accounting	24	-	-	(41.3)	(41.3)
Current tax movement on hedging		-	-	7.8	7.8
Reallocation of merger reserve		-	27.6	-	27.6
As at October 31, 2020		2,485.0	1,767.4	(63.1)	4,189.3

[1] Capital redemption reserve
The capital redemption reserve, a non-distributable reserve, was created as a result of Returns of Value in prior periods (note 26).

[2] Reallocation of merger reserve
The merger reserve is an unrealized profit until it can be realized by the settlement of the intercompany loan by qualifying consideration.